11. Inventories (Details) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
DisclosureOfInventoriesLineItems [Line Items]
Non-current inventories	$ 144,169	$ 114,893
Current inventories	657,594	339,810
Materials and spare parts
DisclosureOfInventoriesLineItems [Line Items]
Non-current inventories	267,813	256,536
Current inventories	648,343	325,579
Provision for obsolete inventory
DisclosureOfInventoriesLineItems [Line Items]
Non-current inventories	(123,644)	(141,643)
Fuel oil
DisclosureOfInventoriesLineItems [Line Items]
Current inventories	7,461	11,477
Diesel oil
DisclosureOfInventoriesLineItems [Line Items]
Current inventories	$ 1,790	$ 2,754